Income Taxes (Details 3) - USD ($) $ in Thousands	Apr. 02, 2016	Mar. 28, 2015
Deferred income tax assets:
Inventory reserve	$ 19,588	$ 15,878
Basis in stock and other investments	0	1,070
Equity compensation	93,340	85,150
Accumulated depreciation/basis difference	11,512	13,341
Net operating loss carry-forwards	52,050	72,169
Research and other credits	85,782	68,086
Other deferred assets	32,535	37,590
Total deferred income tax assets	294,807	293,284
Valuation allowance	(34,682)	(13,777)
Total deferred income tax assets, net of valuation allowance	260,125	279,507
Deferred income tax liabilities:
Amortization and purchase accounting basis difference	(322,578)	(410,801)
Accumulated depreciation/basis difference	(70,140)	(12,864)
Deferred gain	(1,227)	(2,506)
Other deferred liabilities	0	(2,685)
Total deferred tax liabilities	393,945	428,856
Amounts included in consolidated balance sheets:
Current assets	0	150,208
Current liabilities	0	0
Non-current assets	18,340	10,632
Non-current liabilities	(152,160)	(310,189)
Total deferred income tax liabilities	$ (133,820)	$ (149,349)